Statement of Financial Position - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-current assets
Tangible assets	$ 2,884	$ 2,592	$ 3,381
Right of use assets	142	158
Intangible assets	131	123	123
Investments in associates and joint ventures	1,651	1,581	1,528
Other investments	188	76	141
Inventories	69	93	106
Trade, other receivables and other assets	235	122	102
Deferred taxation	7	105	0
Cash restricted for use	31	31	35
Non-current assets	5,338	4,881	5,416
Current assets
Other investments	0	10	6
Inventories	733	632	652
Trade, other receivables and other assets	229	250	209
Cash restricted for use	42	33	31
Cash and cash equivalents	1,330	456	329
Current assets other than non-current assets held for sale	2,334	1,381	1,227
Assets held for sale	0	601	0
Current assets	2,334	1,982	1,227
Total assets	7,672	6,863	6,643
EQUITY AND LIABILITIES
Share capital and premium	7,214	7,199	7,171
Accumulated losses and other reserves	(3,519)	(4,559)	(4,519)
Shareholders’ equity	3,695	2,640	2,652
Non-controlling interests	45	36	42
Total equity	3,740	2,676	2,694
Non-current liabilities
Borrowings	1,789	1,299	1,911
Lease liabilities	116	126
Environmental rehabilitation and other provisions	731	697	827
Provision for pension and post-retirement benefits	83	100	100
Trade, other payables and provisions	8	15	3
Deferred taxation	246	241	315
Non-current liabilities	2,973	2,478	3,156
Current liabilities
Borrowings	142	734	139
Lease liabilities	37	45	0
Trade, other payables and provisions	627	586	594
Taxation	153	72	60
Current liabilities other than liabilities held for sale	959	1,437	793
Liabilities held for sale	0	272	0
Current liabilities	959	1,709	793
Total liabilities	3,932	4,187	3,949
Total equity and liabilities	$ 7,672	$ 6,863	$ 6,643